JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNT H

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT A

Supplement dated April 5, 2016 to ANNUITY PROSPECTUSES

Changes to Variable Investment Options

This Supplement amends the prospectuses for VENTURE® VARIABLE ANNUITY, VENTURE VANTAGE® VARIABLE ANNUITY, VENTURE III® VARIABLE ANNUITY, VENTURE STRATEGY VARIABLE ANNUITY and VENTURE VISION® VARIABLE ANNUITY Contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the “Contracts”).

You should read this Supplement together with the current prospectus for the Contract you purchased (the “Annuity Prospectus”) and retain all documents for future reference. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the Annuity Prospectus. If you would like another copy of the Annuity Prospectus, please contact our Annuities Service Center at 1-800-344-1029, or in New York State at 1-800-551-2078 to request a free copy.

Restrictions on New Investments in and Transfers into BlackRock and PIMCO Variable Investment Options, effective as of May 2, 2016

Effective May 2, 2016, we will impose restrictions on new investments in and transfers into the Investment Options corresponding to the following BlackRock Variable Series Fund, Inc. and PIMCO Variable Insurance Trust Portfolios (the “BlackRock and PIMCO Investment Options”) that may be available in the Contracts listed above:

Portfolio
BlackRock Basic Value V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock Value Opportunities V. I. Fund
PIMCO VIT All Asset Portfolio

Under the new restrictions, you will not be permitted to invest Additional Purchase Payments in or transfer Contract Values into the BlackRock and PIMCO Investment Options after the close of business on Friday, April 29, 2016. If you currently have Contract Value in the BlackRock or PIMCO Investment Options, you may continue to keep that Contract Value in those Investment Options, but any transfer or withdrawal from them cannot be replaced. However, if you are enrolled in an Asset Rebalancing Program that includes scheduled transfers of Contract Value into any of these Investment Options, then the program will continue to make those transfers.

You should retain this Supplement for future reference.

Supplement dated April 5, 2016

04/16:VAPS38	333-70728	033-79112
	333-70730	033-46217
	333-71072	333-138846
	333-71074	333-61283
	333-70850	333-83558
333-70864

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNT H

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT A

Supplement dated April 5, 2016 to ANNUITY PROSPECTUSES

Changes to Variable Investment Option

This Supplement amends the prospectuses for WEALTHMARK VARIABLE ANNUITY and WEALTHMARK ML3 VARIABLE ANNUITY Contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the “Contracts”).

You should read this Supplement together with the current prospectus for the Contract you purchased (the “Annuity Prospectus”) and retain all documents for future reference. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the Annuity Prospectus. If you would like another copy of the Annuity Prospectus, please contact our Annuities Service Center at 1-800-344-1029, or in New York State at 1-800-551-2078 to request a free copy.

Restrictions on New Investments in and Transfers into Deutsche Funds Variable Investment Option, effective as of May 2, 2016

Effective May 2, 2016, we will impose restrictions on new investments in and transfers into the Investment Option corresponding to the Deutsche Equity 500 Index VIP, which is available in the Contracts listed above.

Under the new restrictions, you will not be permitted to invest Additional Purchase Payments in or transfer Contract Values into the Deutsche Equity 500 Index VIP Investment Option after the close of business on Friday, April 29, 2016. If you currently have Contract Value in the Deutsche Equity 500 Index VIP Investment Option, you may continue to keep that Contract Value in that Investment Option, but any transfer or withdrawal from it cannot be replaced. However, if you are enrolled in an Asset Rebalancing Program that includes scheduled transfers of Contract Value into the Deutsche Equity 500 Index VIP Investment Option, then the program will continue to make those transfers.

You should retain this Supplement for future reference.

Supplement dated April 5, 2016

04/16:VAPS37	333-70728	033-79112
	333-70850	333-83558
	333-70730	033-46217